Fair Value Measurements (Details) - USD ($) $ in Thousands	Sep. 30, 2021	Dec. 31, 2020
Financial Assets [Member] | Fair Value, Recurring [Member]
Fair Value Disclosures [Line Items]
Assets, fair value disclosure	$ 0	$ 0